TRANSACTIONS - Proposed acquisition of Toro Energy Limited (Details)	Oct. 12, 2025 AUD ($)	Dec. 31, 2025 CAD ($)
TRANSACTIONS
Share exchange ratio	0.036
Break fee payable	$ 700,000
Costs incurred		$ 682,258
Toro Energy
TRANSACTIONS
Proportion of ownership interest held in uranium properties	100.00%